SEGMENT INFORMATION - Reportable segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Total revenue	$ 7,788	$ 7,291	[1]	$ 8,089	[1]
Total Adjusted EBITDA	3,333	3,151		3,861
CAPEX excl licenses and ROU	1,825	1,794		1,633
Operating segments | Russia
Disclosure of operating segments [line items]
Total revenue	3,950	3,819		4,481
Total Adjusted EBITDA	1,476	1,504		1,957
CAPEX excl licenses and ROU	1,019	1,017		976
Operating segments | Pakistan
Disclosure of operating segments [line items]
Total revenue	1,408	1,233		1,321
Total Adjusted EBITDA	643	612		669
CAPEX excl licenses and ROU	318	249		213
Operating segments | Ukraine
Disclosure of operating segments [line items]
Total revenue	1,055	933		870
Total Adjusted EBITDA	704	630		572
CAPEX excl licenses and ROU	203	179		156
Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Total revenue	569	479		486
Total Adjusted EBITDA	307	265		270
CAPEX excl licenses and ROU	134	119		108
Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Total revenue	194	198		258
Total Adjusted EBITDA	89	68		136
CAPEX excl licenses and ROU	34	52		53
Operating segments | Bangladesh
Disclosure of operating segments [line items]
Total revenue	564	537		537
Total Adjusted EBITDA	235	228		222
CAPEX excl licenses and ROU	89	126		82
Operating segments | Others
Disclosure of operating segments [line items]
Total revenue	81	125		172
Total Adjusted EBITDA	41	22		63
CAPEX excl licenses and ROU	25	33		38
HQ and eliminations | HQ and eliminations
Disclosure of operating segments [line items]
Total revenue	(33)	(33)		(36)
Total Adjusted EBITDA	(162)	(178)		(28)
CAPEX excl licenses and ROU	$ 3	$ 19		$ 7

[1]	*Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see Note 10)